Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 51,000	$ 44,788	$ 112,221
Accounts receivable, net	2,123,000	703,346	314,743
Deferred commissions	43,000	66,278	80,348
Prepaid expenses	1,555,000	285,640	402,040
TOTAL CURRENT ASSETS	3,772,000	1,100,052	909,352
PROPERTY AND EQUIPMENT, net	633,000	664,416	295,925
GOODWILL	204,000	204,000	204,000
INTANGIBLE ASSETS, net	280,000	631,636	1,437,001
DEFERRED COMMISSIONS	17,000	35,741	103,312
DEFERRED FINANCING COSTS		123,804	61,153
OTHER NON-CURRENT ASSETS	184,000
TOTAL ASSETS	5,090,000	2,759,649	3,010,743
CURRENT LIABILITIES
Accounts payable	2,119,000	1,110,116	746,554
Accrued expenses	299,000	126,115	201,768
Accrued interest	979,000	631,611	182,184
Deferred revenue	657,000	890,186	747,113
Warrant and conversion feature liability, current	324,000		163,570
Current maturities of capital lease obligations	366,000	367,837
Short-term debt and current portion of long-term debt	6,586,000	4,798,833	2,070,217
TOTAL CURRENT LIABILITIES	11,330,000	7,924,698	4,111,406
CAPITAL LEASE, net of current maturities	179,000	316,827
LONG TERM DEBT, net of current portion	344,000	192,000	2,566,486
WARRANT LIABILITY, net of current portion	5,506,000	2,799,662	146,000
DEFERRED REVENUE	252,000	459,519	412,219
ACCRUED INTEREST			160,593
ACCRUED RENT	124,000	120,384	25,333
TOTAL LIABILITIES	17,735,000	11,813,090	7,422,037
SHAREHOLDERS' DEFICIT
Convertible preferred stock, $.0001 Par Value, 20,000,000 shares authorized, 43,530, 44,030 and 2,229,702 shares issued and outstanding		4	223
Common shares, $.0001 Par Value, 500,000,000 shares authorized, 2,981,517 and 2,318,139, 1,129,052 issued and outstanding		232	113
Additional paid-in capital	68,829,000	60,225,994	47,308,895
Accumulated deficit	(81,474,000)	(69,279,671)	(51,720,525)
TOTAL SHAREHOLDERS' DEFICIT	(12,645,000)	(9,053,441)	(4,411,294)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 5,090,000	$ 2,759,649	$ 3,010,743